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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ------------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
        This Amendment (Check only one.):       [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  2099 Pennsylvania Avenue, N.W., Suite 900
          ------------------------------------------------
          Washington, D.C.  20006
          ------------------------------------------------

          ------------------------------------------------


Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          ------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          ------------------------------------------------
Phone:    (202) 772-1481
          ------------------------------------------------

Signature, Place, and Date of Signing:

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
          /s/ Rodd Macklin                    Washington, D.C.             November 6, 2003
------------------------------------    -----------------------------   ----------------------
             [Signature]                       [City, State]                    [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                     0
                                            ----------------------

Form 13F Information Table Entry Total:               16
                                            ----------------------

Form 13F Information Table Value Total:            $78,593
                                            ----------------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE



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                           FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
      --------------         --------   --------   --------     --------------------  ----------  --------   ----------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF                VALUE      SHRS OR     SH/  PUT/ INVESTMENT    OTHER    ----------------------
      NAME OF ISSUER           CLASS     CUSIP     (X$1000)     PRN AMT     PR  CALL  DISCRETION  MANAGERS   SOLE     SHARED   NONE
      --------------         --------   -------    --------     -------     --  ----  ----------  --------   ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------
  Allos Therapeutics, Inc.    Common   019777101     $2,033      660,100    SH          DEFINED             660,100
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    Beacon Power Corp.        Common   073677106     $8,742    11,502,351   SH          DEFINED          11,502,351
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 BioMarin (Glyko Biomedical
          Ltd.)               Common   00009061G1    $1,532      200,000    SH          DEFINED             200,000
------------------------------------------------------------------------------------------------------------------------------------
 CollaGenex Pharmaceuticals
           Inc.               Common   19419B100     $1,490      138,580    SH          DEFINED             138,580
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   Connetics Corporation      Common   208192104       $231       12,781    SH          DEFINED              12,781
------------------------------------------------------------------------------------------------------------------------------------
    Diversa Corporation       Common   255064107     $4,216      544,000    SH          DEFINED             544,000
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      Dyax Corporation        Common   26746E103     $2,462      400,908    SH          DEFINED             400,908
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        Exelixis, Inc.        Common   30161Q104     $6,024      843,750    SH          DEFINED             843,750
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  La Jolla Pharmaceutical     Common   503459109     $1,191      300,000    SH          DEFINED             300,000
         Company
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  Proton Energy Systems Inc.  Common   74371K101     $1,857       714,286   SH          DEFINED             714,286
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Sciclone Pharmaceuticals Inc. Common   80862K104     $1,663       207,860   SH          DEFINED             207,860
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   [Repeat as necessary]


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                           FORM 13F INFORMATION TABLE

         COLUMN 1            COLUMN 2   COLUMN 3   COLUMN 4           COLUMN 5         COLUMN 6   COLUMN 7         COLUMN 8
      --------------         --------   --------   --------     --------------------  ----------  --------   ----------------------
                                                                                                               VOTING AUTHORITY
                             TITLE OF                VALUE      SHRS OR     SH/  PUT/ INVESTMENT    OTHER    ----------------------
      NAME OF ISSUER           CLASS     CUSIP       (x$)       PRN AMT     PR  CALL  DISCRETION  MANAGERS   SOLE     SHARED   NONE
      --------------         --------   -------    --------     -------     --  ----  ----------  --------   ----     ------   ----
------------------------------------------------------------------------------------------------------------------------------------

      Allos Therapeutics       Common   019777101   $7,700     2,500,000    SH           OTHER                     2,500,000
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      Axcan Pharma Inc.        Common   054923107  $29,240     2,150,000    SH           OTHER                     2,150,000
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 CollaGenex Pharmaceuticals,
             Inc.              Common   19419B100   $4,544      422,699     SH           OTHER                       422,699
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IntraBiotics Pharmaceuticals,
             Inc.              Common   46116T100   $1,161      104,833     SH           OTHER                       104,833
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        Valentis, Inc.         Common   91913E104   $4,509    1,404,529     SH           OTHER                     1,404,529
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     [Repeat as necessary]